Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares,

Class C Shares, FST Shares, Preferred Shares, Premier Shares,

Resource Shares, Select Shares and Service Shares (as applicable) of the

Goldman Sachs Financial Square Prime Obligations Fund

Goldman Sachs Financial Square Money Market Fund

(the "Funds")

Supplement dated December 18, 2015 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information

At a meeting held on December 16-17, 2015, the Board of Trustees of the Goldman Sachs Trust (the "Board") approved the designation of the Fund as an "institutional" money market fund under Rule 2a-7 under the Investment Company Act of 1940, effective on the earlier of October 14, 2016 or upon 30 days' prior written notice to investors (the "Effective Date"). As an institutional money market fund, the Fund will be required to price and transact in its shares at a net asset value ("NAV") reflecting market-based values of its portfolio holdings (i.e., at a "floating NAV"). The floating NAV will need to be rounded to four decimal places (e.g., $1.0000). In addition, on or after the Effective Date, the Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund up to 10 business days during any 90-day period, in the event that the Fund's weekly liquid assets fall below the required regulatory thresholds.

Financial Square Prime Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares,

Class C Shares, FST Shares, Preferred Shares, Premier Shares,

Resource Shares, Select Shares and Service Shares (as applicable) of the

Goldman Sachs Financial Square Prime Obligations Fund

(the "Funds")

Supplement dated December 18, 2015 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information

At a meeting held on December 16-17, 2015, the Board of Trustees of the Goldman Sachs Trust (the "Board") approved the designation of the Fund as an "institutional" money market fund under Rule 2a-7 under the Investment Company Act of 1940, effective on the earlier of October 14, 2016 or upon 30 days' prior written notice to investors (the "Effective Date"). As an institutional money market fund, the Fund will be required to price and transact in its shares at a net asset value ("NAV") reflecting market-based values of its portfolio holdings (i.e., at a "floating NAV"). The floating NAV will need to be rounded to four decimal places (e.g., $1.0000). In addition, on or after the Effective Date, the Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund up to 10 business days during any 90-day period, in the event that the Fund's weekly liquid assets fall below the required regulatory thresholds.

Financial Square Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares,

Class C Shares, FST Shares, Preferred Shares, Premier Shares,

Resource Shares, Select Shares and Service Shares (as applicable) of the

Goldman Sachs Financial Square Money Market Fund

(the "Funds")

Supplement dated December 18, 2015 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information

At a meeting held on December 16-17, 2015, the Board of Trustees of the Goldman Sachs Trust (the "Board") approved the designation of the Fund as an "institutional" money market fund under Rule 2a-7 under the Investment Company Act of 1940, effective on the earlier of October 14, 2016 or upon 30 days' prior written notice to investors (the "Effective Date"). As an institutional money market fund, the Fund will be required to price and transact in its shares at a net asset value ("NAV") reflecting market-based values of its portfolio holdings (i.e., at a "floating NAV"). The floating NAV will need to be rounded to four decimal places (e.g., $1.0000). In addition, on or after the Effective Date, the Board will be permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or temporarily restrict redemptions from the Fund up to 10 business days during any 90-day period, in the event that the Fund's weekly liquid assets fall below the required regulatory thresholds.